Subsequent Events (Details Narrative) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment				$ 259,004	$ 284,476	$ 121,080
Gain (Loss) on Disposition of Property Plant Equipment				50,248	149,352	$ 33,625
Finance Lease, Liability				$ 468,414	$ 389,007
Subsequent Event [Member] | New Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40,000
Sale and Leaseback Transaction Description	to refinance three tankers
Maturity date	five years after the drawdown date
Debt Instrument, Description of Variable Rate Basis	Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate	1.95%
Subsequent Event [Member] | Zim Eagle [Member]
Subsequent Event [Line Items]
Vessel year built	2024
Vessel capacity in TEU	5,300
Vessel type	containership
Subsequent Event [Member] | Nave Spherical [Member]
Subsequent Event [Line Items]
Vessel year built	2009
Vessel type	VLCC
Vessel capacity in DWT	297,188
Subsequent Event [Member] | Navios Orbiter [Member]
Subsequent Event [Line Items]
Vessel year built	2004
Vessel type	Panamax
Vessel capacity in DWT	76,602
Date of sale	March 4, 2024
Subsequent Event [Member] | Navios Spring [member]
Subsequent Event [Line Items]
Vessel year built			2007
Vessel capacity in TEU			3,450
Vessel type			Containership
Subsequent Event [Member] | Navios Spherical, Navios Orbiter and Navios Spring [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 80,050
Gain (Loss) on Disposition of Property Plant Equipment	$ 20,211
Subsequent Event [Member] | Navios Spherical and Navios Spring [Member]
Subsequent Event [Line Items]
Date of expected delivery of vessel	first half of 2024
Subsequent Event [Member] | One newbuilding tanker [Member]
Subsequent Event [Line Items]
Vessel type	Aframax/LR2
Vessel capacity in DWT	115,000
Maturity date	seven years after the drawdown date
Debt Instrument, Description of Variable Rate Basis	Term SOFR
Debt Instrument, Basis Spread on Variable Rate	1.90%
Finance Lease, Liability	$ 45,260
Subsequent Event [Member] | Navios Azimuth I [Member]
Subsequent Event [Line Items]
Vessel year built		2011
Vessel type		Capesize
Vessel capacity in DWT		179,169
Maturity date		first quarter of 2030
Debt Instrument, Description of Variable Rate Basis		Term SOFR
Debt Instrument, Basis Spread on Variable Rate		2.25%
Finance Lease, Liability		$ 16,800
Subsequent Event [Member] | Navios Amber [member]
Subsequent Event [Line Items]
Vessel year built			2015
Vessel type			Kamsarmax
Vessel capacity in DWT			80,994
Subsequent Event [Member] | Navios Coral [member]
Subsequent Event [Line Items]
Vessel year built			2016
Vessel type			Kamsarmax
Vessel capacity in DWT			84,904
Subsequent Event [Member] | Navios Citrine [member]
Subsequent Event [Line Items]
Vessel year built			2017
Vessel type			Kamsarmax
Vessel capacity in DWT			81,626
Subsequent Event [Member] | Navios Dolphin [member]
Subsequent Event [Line Items]
Vessel year built			2017
Vessel type			Kamsarmax
Vessel capacity in DWT			81,630
Subsequent Event [Member] | Navios Amber, Navios Coral, Navios Citrine, Navios Dolphin [Member]
Subsequent Event [Line Items]
Additions			$ 116,573
Subsequent Event [Member] | Two newbuilding scrubber-fitted tankers [Member]
Subsequent Event [Line Items]
Vessel type			Aframax/LR2
Vessel capacity in DWT			115,000
Date of expected delivery of vessel			during 2027
Additions			$ 61,250
Additional features			$ 3,300